PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Acquisitions (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Oil and Gas Properties and Land
Property, plant and equipment
Property, plant and equipment, additions	CAD 13.3	CAD 126.1
Ante Creek
Property, plant and equipment
Property, plant and equipment, additions	CAD 110.3